Issued share capital and other reserves	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Issued share capital and other reserves	Issued share capital and other reserves
As of each of December 31, 2022, 2021, and 2020, the authorized and subscribed share capital was comprised of 403,032,520 shares, at a par value €0.000625 each. As at December 31, 2022, 2021, and 2020, the Company had 196,858,811, 195,614,910, and 193,614,910 ordinary shares issued and fully paid, respectively.
The Group has incentive stock plans under which options and restricted stock to subscribe to the Company’s share capital have been granted to certain directors and employees. Options exercised or restricted stock vesting under these plans are settled via either the issuance of new shares or issuance of shares from treasury.
Our shareholders have authorized the issuance of up to 1,400,000,000 beneficiary certificates to shareholders of the Company without reserving to our existing shareholders a preemptive right to subscribe for the beneficiary certificates issued in the future. Pursuant to our articles of association, our beneficiary certificates may be issued at a ratio of between one and 20 beneficiary certificates per ordinary share as determined by our board of directors or its delegate at the time of issuance. We have issued ten beneficiary certificates per ordinary share issued by us and held of record to entities beneficially owned by our founders, Daniel Ek and Martin Lorentzon, for a total of 349,876,040 and 350,514,260 beneficiary certificates outstanding as of December 31, 2022 and 2021, respectively. The beneficiary certificates carry no economic rights and are issued to provide the holders of such certificates additional voting rights. Each beneficiary certificate entitles its holder to one vote. The beneficiary certificates, subject to certain exceptions, are non-transferable and shall be automatically canceled for no consideration in the case of sale or transfer of the ordinary share to which they are linked.
On July 13, 2017, the Company issued, for €9 million in cash, a warrant to acquire 1,600,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US $89.73, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 13, 2020, the Company issued 1,084,043 ordinary shares and 10,840,430 beneficiary certificates upon the effective net settlement of all 1,600,000 outstanding warrants that were granted on July 13, 2017.
On July 1, 2019, the Company issued, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US $190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants expired unexercised on July 1, 2022.
On August 23, 2021, the Company issued, for €31 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US $281.63, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through August 23, 2024.
On August 20, 2021, the Company announced that the board of directors had approved a program to repurchase up to $1.0 billion of the Company’s ordinary shares. Repurchases of up to 10,000,000 of the Company’s ordinary shares were authorized at the Company’s general meeting of shareholders on April 21, 2021. The repurchase program will expire on April 21, 2026. Since the commencement of this repurchase program and through December 31, 2022, the Company repurchased 469,274 shares for €91 million under this program.
The authorization of the previous share repurchase program, announced on November 5, 2018, expired on April 21, 2021. The total aggregate amount of repurchased shares under that program was 4,366,427 for a total of approximately €510 million.
No dividends were paid during the year or are proposed.
All outstanding shares have equal rights to vote at general meetings.
For the year ended December 31, 2022 and 2021, the Company repurchased, in total, 1,209,040 and 2,458,324 of its own ordinary shares, respectively, and reissued 1,106,597 and 2,397,198 treasury shares, respectively, upon the exercise of stock options, restricted stock units, and contingently issuable shares. As of December 31, 2022 and 2021, the Company had 3,565,542 and 3,463,099 ordinary shares held as treasury shares, respectively.
Other reserves

	2022	2021	2020
	(in € millions)
Currency translation
At January 1	17	(54)	(11)
Currency translation	83	71	(43)
At December 31	100	17	(54)
Short term investments
At January 1	(3)	5	1
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(23)	(8)	8
Gains reclassified to consolidated statement of operations	4	(2)	(3)
Deferred tax	4	2	(1)
At December 31	(18)	(3)	5
Long term investments
At January 1	(26)	1,059	444
(Losses)/gains on fair value not to be subsequently reclassified to consolidated statement of operations	212	(1,218)	777
Losses/(gains) on sale of long term investment reclassified to accumulated deficit	2	(134)	—
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	(5)	30	—
Deferred tax	(22)	237	(162)
At December 31	161	(26)	1,059
Exchangeable Notes
At January 1	—	—	—
Gains on fair value attributable to changes in credit risk	4	—	—
Deferred tax	(1)	—	—
At December 31	3	—	—
Cash flow hedges
At January 1	(4)	(3)	(4)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	4	(11)	5
Losses/(gains) reclassified to revenue	32	51	(15)
(Gains)/losses reclassified to cost of revenue	(20)	(40)	11
Deferred tax	(2)	(1)	—
At December 31	10	(4)	(3)
Share-based compensation
At January 1	869	680	494
Share-based compensation (Note 19)	385	222	181
Income tax impact associated with share-based compensation (Note 10)	51	21	34
Restricted stock units withheld for employee taxes	(40)	(54)	(29)
At December 31	1,265	869	680
Other reserves at December 31	1,521	853	1,687
Currency translation reserve comprises foreign exchange differences arising from the translation of the financial statements of foreign operations into the reporting currency.
Short term investment reserve recognizes the unrealized fair value gains and losses on debt instruments held at fair value through Other Comprehensive Income (“OCI”).
Long term investment reserve recognizes the unrealized fair value gains and losses on equity instruments held at fair value through OCI.
Exchangeable Notes reserve recognizes the change in fair value gains and losses that is attributable to changes in the Group's own credit risk on Exchangeable Notes which are designated at fair value through profit and loss.
Cash flow hedge reserve recognizes the unrealized gains and losses on the effective portion of foreign exchange forward contracts designated for hedging.
Share-based compensation reserve recognizes the grant date fair value of equity-settled awards provided to employees as part of their remuneration. For further details, please see Note 19.